Operating segments - Geographical Information (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating segments
Revenue	₽ 8,282,107	₽ 7,788,741	₽ 6,117,773	[1]
Russia
Operating segments
Revenue	7,663,785	7,170,042	5,652,024
All foreign countries
Operating segments
Revenue	618,322	618,699	465,749
Kazakhstan
Operating segments
Revenue	256,564	232,990	166,147
Belarus
Operating segments
Revenue	301,208	343,964	234,389
Other countries
Operating segments
Revenue	₽ 60,550	₽ 41,745	₽ 65,213

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.